Trade payables and accruals	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade payables and accruals
5.25 Trade payables and accruals
Trade payables and accruals include the following:

	Year ended December 31
in € thousand	2024	2023
Trade payables	12,639	17,564
Accrued expenses	22,883	26,739
TOTAL	35,522	44,303
Less non-current portion	—	—
CURRENT PORTION	35,522	44,303

The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature. All trade payables and accruals are current.